NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of noncurrent assets held-for-sale [abstract]
Schedule of the movement of non-current assets held for sale

The movement of the non-current assets held for sale during the years ended December 31, 2022, 2021 and 2020 is as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at the beginning of the year	Ps.	208,426	Ps.	240,412	Ps.	206,193
Additions		74,812		137,710		43,094
Business Combination (1)		—		—		77,480
Assets sold, net (2)		(51,863)		(60,747)		(288,235)
Increase / decrease by changes in fair value		(76)		(3,780)		(1,331)
Reclassifications (3)		(88,609)		(135,643)		232,367
Effect of movements in exchange rates		13,960		(8,310)		(11,536)
Reclassification BAC (4)(5)		—		38,878		(17,603)
Loss of control in subsidiary (4)		(72,014)		—		—
Discontinued operations (4)		8,194		(94)		(17)
Balance at year end	Ps.	92,830	Ps.	208,426	Ps.	240,412
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	From the leaseback operation of Banco de Occidente with the NEXUS Real Estate Capital Funds includes withdrawals for December 2022 by Ps. (15,179) for December 2021 by Ps. (32,365); for December 2020 by Ps. (119,376).
(3)	Includes for December 31, 2022 reclassifications to i) Investment properties by Ps. (31,184) ii) from other assets by Ps. 62,943 and iii) from Properties, plant and equipment for Ps. 5,536 ; for December 31, 2021 reclassifications to: i) Investment properties by Ps. (22,847), ii) to other assets by Ps. (111,442); iii) from Properties, plant and equipment for own use Ps. 1,074; iv) to concession arrangements by Ps. (2,516) and v) from Right-of-use assets by Ps. 102; for December 31, 2020 i) Investment properties by Ps. (4,323) ii) from other assets by Ps. 32,325 and iii) from Properties, plant and equipment for own use Ps. 177,364.
(4)	See note 1.1 “Discontinued operations of BAC Holding”
(5)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022

Schedule of the detail of non-current assets held for sale

The following is the detail of the non-current assets held for sale:

	December 31, 2022		December 31, 2021
Foreclosed assets
Movable property	Ps.	2,245	Ps.	3,767
Residential real estate		23,802		55,850
Other real estate		36,929		95,146
	Ps.	62,976	Ps.	154,763
Assets received from leasing agreements
Machinery and equipment		—		140
Vehicles		134		2,678
Real estate		4,891		20,161
	Ps.	5,025	Ps.	22,979
Other non-current assets held for sale
Land		3,023		5,816
Vehicles		—		360
Real estate		19,911		24,049
Other		1,895		459
	Ps.	24,829	Ps.	30,684
Total non-current assets held for sale	Ps.	92,830	Ps.	208,426

Schedule of the detail of associated liabilities to assets held for sale	Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2022		December 31, 2021
Commercial accounts payable	Ps.	12,646	Ps.	52,090
Total	Ps.	12,646	Ps.	52,090